Indebtedness - Schedule of Activity in Deferred Financing Charges (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 CAD ($)
Telesat Lightspeed Financing Warrants [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Balance	$ 429,100
Balance	404,529
Transferred to debt issue costs	(30,575)
Impact of foreign exchange	6,004
Debt issue costs [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Balance	26,834
Balance	25,297
Transferred to debt issue costs	(1,912)
Impact of foreign exchange	375
Total [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Balance	455,934
Balance	429,826
Transferred to debt issue costs	(32,487)
Impact of foreign exchange	$ 6,379